Note 3 - Investments in Available-for-sale Securities (Details) - Amortized Cost and Fair Value - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		$ 83,771	$ 89,957
Available-for-sale securities, gross unrealized gains	$ 590	854	567
Available-for-sale securities, gross unrealized losses	914	820	3,075
Available-for-sale securities, fair value	75,346	83,805	87,449
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		18,202	18,767
Available-for-sale securities, gross unrealized gains	18	1
Available-for-sale securities, gross unrealized losses	31	139	520
Available-for-sale securities, fair value		18,064	18,247
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		15,972	13,780
Available-for-sale securities, gross unrealized gains	435	679	391
Available-for-sale securities, gross unrealized losses	140	52	198
Available-for-sale securities, fair value		16,599	13,973
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		49,157	56,799
Available-for-sale securities, gross unrealized gains	107	140	126
Available-for-sale securities, gross unrealized losses	743	629	2,357
Available-for-sale securities, fair value		48,668	54,568
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		440	611
Available-for-sale securities, gross unrealized gains	$ 30	34	50
Available-for-sale securities, fair value		474	661
Money Market Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		1	346
Available-for-sale securities, fair value		1	346
Available-for-sale Equity Securities, Excluding Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		83,772	90,303
Available-for-sale securities, gross unrealized gains		854	567
Available-for-sale securities, gross unrealized losses		820	3,075
Available-for-sale securities, fair value		83,806	87,795
Money Market Mutual Funds in Cash and Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		(1)	(346)
Available-for-sale securities, fair value		$ (1)	$ (346)